UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey Feinberg
Title:    Managing Member
Phone:    (858) 259-3440


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg         Del Mar, California         February 14, 2007
------------------------     -----------------------     ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   $441,460
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 1.        28-10801                      JLF Offshore Fund, Ltd.
 2.        28-11901                      JLF Partners I, L.P.
-----    -----------------------        --------------------------

                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                          December 31, 2006
COLUMN 1                                   COLUMN  2    COLUMN 3    COLUMN 4    COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8
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                                          Security                Market               SH/  PUT/  INVSMNT  OTHR    Voting Authority
Security                                   Type         Cusip     Value    Quantity    PRN  CALL  DISCRTN  MNGRS  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ASIA AUTOMOTIVE ACQU CORP                  COM        04519K101      415      51,300   SH         DEFINED   1,2   SOLE
ASIA AUTOMOTIVE ACQU CORP 1 UN             COM        04519K200    4,425     439,400   SH         DEFINED   1,2   SOLE
ASIA AUTOMOTIVE ACQU CORP WARRANTS         COM        04519K119       43      20,000   SH         DEFINED   1,2   SOLE
AMERICAN EAGLE OUTFITTERS NE               COM        02553E106    7,671     245,800   SH         DEFINED   1,2   SOLE
ASSURANT INC                               COM        04621X108    1,721      31,150   SH         DEFINED   1,2   SOLE
AMERISAFE INC                              COM        03071H100    7,592     491,062   SH         DEFINED   1,2   SOLE
ALLEGHENY TECHNOLOGIES INC                 COM        01741R102   25,848     285,050   SH         DEFINED   1,2   SOLE
BARE ESCENTUALS INC                        COM ADDED  067511105      948      30,499   SH         DEFINED   1,2   SOLE
BEST BUY CO IN                             COM        086516101    5,165     105,000   SH         DEFINED   1,2   SOLE
BEBE STORES INC                            COM        075571109    3,679     185,909   SH         DEFINED   1,2   SOLE
BEAR STEARNS COS INC                       COM        073902108    2,051      12,600   SH         DEFINED   1,2   SOLE
CACHE INC                                  COM NEW    127150308      864      34,236   SH         DEFINED   1,2   SOLE
CSK AUTO CORP                              COM        125965103    5,949     346,900   SH         DEFINED   1,2   SOLE
CMET FINANCE HOLDINGS, INC                 COM        189758105      352      23,000   SH         DEFINED   1,2   SOLE
CHARDAN NORTH CHINA ACQTN CORP             COM        15956A109   12,291   1,419,323   SH         DEFINED   1,2   SOLE
WTS/CHARDAN NORTH CHINA ACQUIS             COM        15956A117    5,542   1,539,400   SH         DEFINED   1,2   SOLE
COACH INC                                  COM        189754104    8,248     192,000   SH         DEFINED   1,2   SOLE
COLUMBIA SPORTSWEAR CO                     COM        198516106    2,472      44,383   SH         DEFINED   1,2   SOLE
COPA HOLDINGS SA                           CL A       P31076105   24,477     525,704   SH         DEFINED   1,2   SOLE
CARTER INC                                 COM        146229109    3,463     135,800   SH         DEFINED   1,2   SOLE
CROCS INC                                  COM        227046109    6,566     152,000   SH         DEFINED   1,2   SOLE
CHARDAN SOUTH CHINA ACQSTN COR             COM        15956C204    5,808     660,050   SH         DEFINED   1,2   SOLE
CHINA SECURITY & SURVEILLANCE TECHNOLOGY   COM        16942J105   18,615   1,538,462   SH         DEFINED   1,2   SOLE
CHINA EXPERT TECHNOLOGY, INC.              COM        16938D104   22,396   3,538,136   SH         DEFINED   1,2   SOLE
CHINA EXPERT TECHNOLOGY, INC.-RESTRICTED   COM        16938D104   10,277   1,623,507   SH         DEFINED   1,2   SOLE
DARLING INTL INC                           COM        237266101    6,077   1,102,948   SH         DEFINED   1,2   SOLE
DIGUANG INTL DEVELOPMENT CO LTD            COM        25402T107      290      64,406   SH         DEFINED   1,2   SOLE
DIGUANG INTL DEV CO.-RESTRICTED            COM        25402T107    4,500   1,000,000   SH         DEFINED   1,2   SOLE
DOLLAR FINL CORP                           COM        256664103   10,896     391,097   SH         DEFINED   1,2   SOLE
DOLLAR TREE STORES INC                     COM        256747106    6,231     207,000   SH         DEFINED   1,2   SOLE
E COM VENTURES INC                         COM NEW    26830K205   14,123     587,976   SH         DEFINED   1,2   SOLE
ENDEAVOR ACQUISITION CORP                  COM        292577103    1,755     191,000   SH         DEFINED   1,2   SOLE
EXPEDIA INC DEL                            COM        30212P105    1,212      57,750   SH         DEFINED   1,2   SOLE
FULL HOUSE RESORTS INC                     COM        359678109    3,458     910,100   SH         DEFINED   1,2   SOLE
FIRST MARBLEHEAD CORP                      COM        320771108    2,276      41,650   SH         DEFINED   1,2   SOLE
FIRST MERCURY FINANCIAL CORP               COM ADDED  320841109    8,083     343,650   SH         DEFINED   1,2   SOLE
GEO GROUP INC                              COM        36159R103    2,496      66,520   SH         DEFINED   1,2   SOLE
GOLDMAN SACHS GROUP INC                    COM        38141g104    1,894       9,500   SH         DEFINED   1,2   SOLE
HEELYS INC                                 COM ADDED  42279M107      380      11,823   SH         DEFINED   1,2   SOLE
I.C. ISAACS & COMPANY INC CMN              COM        464192103    7,213   1,639,250   SH         DEFINED   1,2   SOLE
IRISH MAG INC                              COM        46271G109      111      20,200   SH         DEFINED   1,2   SOLE
JAGUAR ACQUISITION CORPORATION             COM        470084203    3,555     493,750   SH         DEFINED   1,2   SOLE
LAN AIRLINES SA                            SPON  ADR  501723100   14,487     263,488   SH         DEFINED   1,2   SOLE
MERRILL LYNCH & CO INC                     COM        590188108    6,778      72,800   SH         DEFINED   1,2   SOLE
MESA AIR GROUP INC                         COM        590479101    2,491     290,670   SH         DEFINED   1,2   SOLE
MILLER HERMAN INC                          COM        600544100    3,310      91,022   SH         DEFINED   1,2   SOLE
MORGAN STANLEY                             COM NEW    617446448    2,068      25,400   SH         DEFINED   1,2   SOLE
NEWSTAR FINANCIAL INC                      COM ADDED  65251F105    3,007     163,000   SH         DEFINED   1,2   SOLE
NUTRI SYS INC NEW                          COM        67069D108    3,879      61,200   SH         DEFINED   1,2   SOLE
NBTY INC                                   COM        628782104    6,965     167,550   SH         DEFINED   1,2   SOLE
ON SEMICONDUCTOR CORP                      COM        682189105      615      81,259   SH         DEFINED   1,2   SOLE
PANTHEON CHINA ACQUISITION CORPORATION     COM        698659208    2,500     400,000   SH         DEFINED   1,2   SOLE
PACIFIC SUNWEAR CALIF INC                  COM        694873100   12,577     642,357   SH         DEFINED   1,2   SOLE
VCG HOLDING CORPORATION                    COM        91821K101    2,962     558,928   SH         DEFINED   1,2   SOLE
RESTAURANT ACQUISITION PARTNERS, INC.      COM        761250208    2,850     475,000   SH         DEFINED   1,2   SOLE
ROYAL CARIBBEAN CRUISES LTD                COM        V7780T103    8,508     205,600   SH         DEFINED   1,2   SOLE
ELIZABETH ARDEN INC                        COM        28660G106    4,412     231,603   SH         DEFINED   1,2   SOLE
WIRELESS RONIN TECHNOLOGIES                COM ADDED  97652A203      190      33,000   SH         DEFINED   1,2   SOLE
RHAPSODY ACQUISITION CORPORATION           COM        762014207      833      98,000   SH         DEFINED   1,2   SOLE
ORIGIN AGRITECH LIMITED                    SHS        G67828106    8,792     803,632   SH         DEFINED   1,2   SOLE
SKETCHERS USA INC                          CL A       830566105   26,163     785,431   SH         DEFINED   1,2   SOLE
SILVERLEAF RESORTS INC                     COM        828395103    3,542     792,359   SH         DEFINED   1,2   SOLE
TRUE RELIGION APPAREL INC                  COM        89784n104    4,658     304,232   SH         DEFINED   1,2   SOLE
TWEEN BRANDS INC                           COM        901166108    4,628     115,900   SH         DEFINED   1,2   SOLE
URBAN OUTFITTERS INC                       COM        917047102    1,253      54,400   SH         DEFINED   1,2   SOLE
VERI TEK INTL CORP                         COM        92342x101    6,667   1,230,000   SH         DEFINED   1,2   SOLE
WILLDAN GROUP INC                          COM ADDED  96924N100    4,500     450,000   SH         DEFINED   1,2   SOLE
WEBSIDESTORY INC                           COM        947685103   12,889   1,018,054   SH         DEFINED   1,2   SOLE
ZUMIEZ INC                                 COM        989817101    1,102      37,300   SH         DEFINED   1,2   SOLE
ZEOLITE EXPL CO CMN                        COM        98943N202    1,057     166,460   SH         DEFINED   1,2   SOLE
ZEOLITE EXPLORATION CO. - RESTRICTED       COM        98943N202   14,679   2,311,693   SH         DEFINED   1,2   SOLE
INDUST. ENTERPRISES CONV. BOND - 7/26/08   CONV PREF  45699ACZ9    7,265   3,027,000   PRN        DEFINED   1,2   SOLE
EMRISE CORP WARRANTS 1.73  EXP 1-3-10      WARRANTS   292991965      143     700,000   PRN        DEFINED   1,2   SOLE
GENIUS PRODUCTS WARRANTS 2.56 EXP 3-7-10   WARRANTS   372991497      369     379,747   PRN        DEFINED   1,2   SOLE
GENIUS PRODUCTS WARRANTS 2.78 EXP 3-7-10   WARRANTS   372991513      336     379,747   PRN        DEFINED   1,2   SOLE
IND. ENTERPRISE OF AMER.WTS .34 EXP 12509  WARRANTS   456992684    2,207   1,388,890   PRN        DEFINED   1,2   SOLE
VERI-TEK INT'L WTS EXP 11/2011 STKE 4.05   WARRANTS   923991210      686     246,000   PRN        DEFINED   1,2   SOLE
VERI-TEK INT'L WTS EXP 11/2011 STKE 4.25   WARRANTS   923991228      664     246,000   PRN        DEFINED   1,2   SOLE
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                                     Total US listed Securities  441,460

SK 02717 0005 746179